SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Outstanding as of December 31, 2021	$ 12,179,476	$ 0
Change in fair value	6,418,355	8,764,460
Outstanding as of September 30, 2022	18,597,831	12,179,476
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Outstanding as of December 31, 2021	2,294,720
Issuane of convertible notes	559,957	3,204,924
Conversion of underlying notes into common stock	(369,393)
Change in fair value	(794,477)	(910,204)
Outstanding as of September 30, 2022	$ 1,690,807	$ 2,294,720